Principal Funds, Inc.
Supplement dated December 2, 2016
to the Statement of Additional Information dated December 31, 2015 as amended and restated March 29, 2016
(as supplemented on May 2, 2016, May 31, 2016, June 17, 2016, July 29, 2016,
September 16, 2016, October 28, 2016, and November 2, 2016)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

INVESTMENT ADVISORY AND OTHER SERVICES
Under Investment Advisors, delete the information about Columbus Circle Investors.

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